Shareholders' equity - Summary of Calculation of Dividends and Interest on Capital (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Dividends [abstract]
Legal reserve, percentage	5.00%	5.00%	5.00%
Mandatory minimum dividend, percentage	25.00%	25.00%	25.00%